Credit Risk - Economic uncertainty adjustments, Narrative (Details) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 GBP (£) method	Dec. 31, 2021 GBP (£)
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 1,287	£ 1,486
Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	6,023	6,284
Management adjustments to impairment allowances	1,287	1,486
Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	4,014	4,160
Management adjustments to impairment allowances	785	1,362
Wholesale loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,551	1,649
Management adjustments to impairment allowances	£ 426	21
Covid-19 related uncertainty adjustments
Disclosure of financial assets [line items]
Number of methods to determine uncertainty adjustments | method	2
Allowance account for credit losses of financial assets	£ 1,000	1,700
Covid-19 related uncertainty adjustments | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	800	1,500
Covid-19 related uncertainty adjustments | Credit cards, unsecured loans and other retail lending | US
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	500	800
Covid-19 related uncertainty adjustments | Wholesale loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	300	300
Covid-19 related uncertainty adjustments | Model uncertainty risk
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	200	200
Management adjustments to impairment allowances	200	200
Covid-19 related uncertainty adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	800	1,500
Covid-19 related uncertainty adjustments | Customers | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		400
Economic uncertainty adjustments | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	1,038	1,692
Economic uncertainty adjustments | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	578	1,217
Economic uncertainty adjustments | Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	417	403
Economic uncertainty adjustments | Loans to government
Disclosure of financial assets [line items]
Management adjustments to impairment allowances		400
Other adjustments | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	249	(206)
Other adjustments | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	207	145
Other adjustments | Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 9	(382)
Other adjustments | Loans to government
Disclosure of financial assets [line items]
Management adjustments to impairment allowances		£ (400)